Document and Entity Information	Nov. 05, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	ZIX CORP
Amendment Flag	false
Entity Central Index Key	0000855612
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity Incorporation, State or Country Code	TX
Entity File Number	0-17995
Entity Tax Identification Number	75-2216818
Entity Address, Address Line One	2711 North Haskell Avenue
Entity Address, Address Line Two	Suite 2300
Entity Address, Address Line Three	LB 36
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75204-2960
City Area Code	214
Local Phone Number	370-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ZIXI
Security Exchange Name	NASDAQ
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	2711 North Haskell Avenue
Entity Address, Address Line Two	Suite 2200
Entity Address, Address Line Three	LB 36
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75204-2960